UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2014

Item #1. Reports to Stockholders.

INDEX	Perkins Discovery Fund

Semi-Annual Report to Shareholders

PERKINS DISCOVERY FUND

For the Six Months ended
September 30,2014
(unaudited)

October 31, 2014

Dear Shareholders:

The six-month period ended September 30, 2014 was difficult for the Perkins Discovery Fund, and micro-cap stocks in general. The Fund finished the period with a return of -10.47% versus -8.83% for the Wilshire Micro-Cap, -6.08% for the Russell 2000, 7.01% for the NASDAQ Composite and 5.34% for the S&P 500. Micro-cap stocks, in general, performed worse than the market as a whole.

At the Perkins Discovery Fund, we follow a bottom-up approach, using both fundamental and technical chart analysis to find new investment opportunities one by one and to monitor our current holdings. During the six-month period, we acquired 7 new holdings and disposed of 10. As a result, the portfolio went from 32 holdings to 29. We started the period with 10.61% in cash and cash equivalents and ended with 3.61%.

Our three best gaining stocks for the six-month period were NetScout Systems, Inc., NeoGenomics, Inc. and Summer Infant, Inc. NetScout makes software for monitoring and managing high-speed computer networks. We purchased the stock in 2009 after it had pulled back in a difficult market and was trading at 10X trailing earnings. The company has performed well since then and we continue to hold the position. NeoGenomics operates a network of CLIA-certified clinical laboratories that specialize in cancer genetics diagnostic testing, servicing the needs of pathologists, oncologists, other clinicians and hospitals throughout the United States. We purchased our position in late 2013 and it was a good performer during the period. They are in the fastest growing segment of the laboratory industry. Summer Infant is a designer, marketer and distributor of branded infant and juvenile products. We purchased our holding as the chart was basing after a turnaround at the company. We turned out to be early but the stock did run up recently and we liquidated our position.

The Fund’s three worst declining stocks for the period were Computer Task Group, Inc., Cardiovascular Systems, Inc. and Rockwell Medical Technologies, Inc. Computer Task Group is an IT consulting, management, and staffing company that is benefiting from the growth of electronic medical records. We bought the holding over seven years ago as the company’s fundamentals were improving and the stock had been in a basing formation for several years. Some hospitals have deferred system investments resulting in a pullback after a multi-year advance. We expect the company to regain its revenue momentum given the need by hospitals to continue the implementation of electronic medical records. Cardiovascular Systems develops and markets medical devices for the treatment of peripheral and coronary artery disease. Originally purchased over 5 years ago, the stock has been in a long-term uptrend but had a needed pullback recently. Rockwell Medical is a biopharmaceutical company targeting end-stage renal disease and chronic kidney disease. We originally purchased shares in May of 2013 in a public offering by the company. The stock was up significantly last year and has pulled back this year. Recently, the company signed a distribution agreement with Baxter Healthcare Corp. and received manufacturing approval for one new product plus received a positive FDA Advisory Committee vote on another.

The table below shows the Fund’s performance for various periods ended September 30, 2014.

Annualized Total Return	Perkins Discovery Fund	Wilshire US Micro- Cap Index	Russell 2000 Index	NASDAQ Composite Index	S&P 500 Index
Since 4-9-98 Inception	11.04%	7.69%	5.17%	5.63%	3.54%
Fifteen Year	9.87%	9.15%	6.52%	3.34%	2.91%
Ten Year	7.47%	6.04%	6.76%	9.01%	5.87%
Five Year	10.89%	12.49%	12.76%	16.18%	13.29%
Three Year	16.11%	22.33%	19.59%	22.99%	20.35%
One Year	2.77%	4.60%	2.60%	19.14%	17.29%

Please note that performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-366-8361. The fund imposes a 1.00% redemption fee on shares held less than 45 days. Performance data does not reflect the redemption fee. If it had, the return would be reduced.

After a multiyear advance, we have now seen a significant pullback in the market. This is especially true in small- and micro-cap indexes which topped in March and declined much farther than the larger cap indexes which continued their advances into mid-September. As we said in our April letter, market declines are common during mid-term election years and often result in a bottom in late summer or fall, creating a buying opportunity.

We cannot control the action of the market; however, we will continue to choose stocks that we believe can do well over the long term using our same bottom-up selection process of looking for small companies that are benefiting from positive change. And, of course, we continue to monitor our holdings. Some of these will reach levels where they will be sold, even though they may continue to be good companies. Others will not work out in the way we anticipated and will be candidates to be sold. Both will be replaced with new ideas, as part of an ongoing process. We believe the Discovery Fund is well positioned in micro-cap growth stocks that hold significant promise for the future.

Thank you for your continued support.

Sincerely,

Richard W. Perkins, C.F.A.	Daniel S. Perkins, C.F.A.
President	Executive Vice President

Opinions expressed above are those of Richard W. Perkins or Daniel S. Perkins and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Small company investing involves additional risks such as limited liquidity and greater volatility. The Fund invests in micro-cap and early stage companies which tend to be more volatile and somewhat more speculative than investments in more established companies. As a result, investors considering an investment in the Fund should consider their ability to withstand the volatility of the Fund’s net asset value associated with the risks of the portfolio.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; the Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization; and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Dow Jones Wilshire Micro-Cap Index is formed by taking the 2,500 smallest companies, as measured by Market Capitalization of the Dow Jones Wilshire 5000 Index. One cannot invest directly in an index. Please refer to the schedule of investments for more information regarding Fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Sale of the Fund’s shares must be preceded or accompanied by a prospectus. Please read it carefully before investing.

The Fund is distributed by First Dominion Capital Corp. (11/14)

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

THE PERKINS DISCOVERY FUND
HOLDINGS BY INDUSTRY SECTOR AS PERCENTAGE OF NET ASSETS
AS OF SEPTEMBER 30, 2014(unaudited)

Percentage of Net Assets
20%
16%
12%
8%
4%
0%
Ambulatory Health Care Services
Amusement, Gaming & Entertainment
Chemical Manufacturing
Computer Programming
Computer Systems Design & Services
Financial Services
Food Manufacturing
Health Care Manufacturing
Health Care Services
Health Care Supplies
Management Consulting
Newspaper, Periodical, Book, & Directory...
Oil & Gas
Professional Services
Retailers
Semiconductor Devices
Software Services
Technology
Transportation Logistic Services
Water & Sewage Systems
Short Term Investment
Industry Sector

THE PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
September 30, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	96.63%

	AMBULATORY HEALTH CARE SERVICES	4.38%
12,500	U.S. Physical Therapy, Inc.*		$442,375

	AMUSEMENT, GAMING & ENTERTAINMENT	0.83%
10,000	Lakes Entertainment, Inc.		83,300

	CHEMICAL MANUFACTURING	1.57%
100,000	Dyadic International, Inc.		158,000

	COMPUTER PROGRAMMING	4.95%
45,000	Computer Task Group, Inc.*		499,500

	COMPUTER SYSTEMS DESIGN & SERVICES	9.08%
20,000	NetScout Systems, Inc.		916,000

	FINANCIAL SERVICES	1.34%
20,000	Global Cash Access Holdings, Inc.		135,000

	FOOD MANUFACTURING	8.35%
65,000	Inventure Foods, Inc.		842,400

	HEALTH CARE MANUFACTURING	17.24%
25,000	Atricure, Inc.		368,000
30,000	Cardiovascular Systems, Inc.		708,900
30,000	DepoMed, Inc.		455,700
30,000	LeMaitre Vascular, Inc.*		206,400

			1,739,000

	HEALTH CARE SERVICES	4.03%
200,000	IMRIS, Inc.		119,800
55,000	NeoGenomics, Inc.		286,550

			406,350

	HEALTH CARE SUPPLIES	7.00%
50,000	Rockwell Medical, Inc.		457,000
100,000	Uroplasty, Inc.		250,000

			707,000

	MANAGEMENT CONSULTING	3.04%
100,000	Insignia Systems, Inc.		307,000

	NEWSPAPER, PERIODICAL, BOOK, AND DIRECTORY PUBLISHING	3.23%
20,000	The E.W. Scripps Co.		326,200

	OIL & GAS	5.44%
45,000	Synergy Resources Corp.		548,550

	PROFESSIONAL SERVICES	1.81%
60,000	Innodata, Inc.		183,000

THE PERKINS DISCOVERY
SCHEDULE OF INVESTMENTS
September 30, 2014
(unaudited) (continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	RETAILERS	1.46%
50,000	Appliance Recycling Centers of America, Inc.		$147,500

	SEMICONDUCTOR DEVICES	2.80%
10,000	Applied Optolectronics, Inc.		161,000
50,000	MoSys, Inc.		121,000

			282,000

	SOFTWARE SERVICES	12.07%
13,500	ePlus, Inc.*		756,675
50,000	GLU Mobile, Inc.		258,500
25,000	InnerWorkings, Inc.		202,250

			1,217,425

	TECHNOLOGY	3.47%
130,000	LiqTech International, Inc.		200,200
10,000	Perficient, Inc.		149,900

			350,100

	TRANSPORTATION LOGISTIC SERVICES	2.33%
10,000	Echo Global Logistics, Inc.		235,500

	WATER & SEWAGE SYSTEMS	2.21%
10,000	Aegion Corp.		222,500

	TOTAL COMMON STOCKS	96.63%	9,748,700

	(Cost: $5,544,001)
	SHORT TERM INVESTMENT	1.55%
156,258	Fidelity Prime Fund #690 Money Market Fund 0%**		156,258

	(Cost: $156,258)
	TOTAL INVESTMENTS:
	(Cost: $5,700,259)	98.18%	9,904,958
	Other assets, net of liabilities	1.82%	183,626

	NET ASSETS	100.00%	$10,088,584

*Non-Income producing (security considered income producing if at least one dividend has been paid during the last year preceding the date of the Fund's related statement of assets and liabilities).

** Effective 7 day yield as of September 30, 2014.

See Notes to Financial Statements.

THE PERKINS DISCOVERY FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2014 (unaudited)

ASSETS
Investments at fair value (identified cost of $5,700,259) (Note 1)	$9,904,958
Receivable for securities sold	209,359
Dividends and interest receivable	3,001
Prepaidexpenses	11,122

TOTAL ASSETS	10,128,440

LIABILITIES
Payable for capital stock purchased	17,875
Accrued advisory fees	2,767
Accrued 12b-1 fees	3,956
Accrued custody fees	861
Accrued administration, transfer agent and accounting fees	2,376
Accrued professional fees	11,152
Other accrued expenses	869

TOTAL LIABILITIES	39,856

NET ASSETS	$10,088,584

Net Assets Consist of:
Paid-in-capital applicable to 289,064 no par value shares of
beneficial interest outstanding	$8,000,036
Accumulated net investment income (loss)	(111,637)
Accumulated net realized gain (loss) on investments	(2,004,514)
Net unrealized appreciation (depreciation) of investments	4,204,699

Net Assets	$10,088,584

NET ASSET VALUE PER SHARE
($10,088,584 / 289,064 shares outstanding)	$34.90

See Notes to Financial Statements

THE PERKINS DISCOVERY FUND
STATEMENT OF OPERATIONS
Six months ended September 30, 2014 (unaudited)

INVESTMENT INCOME
Dividend	$10,050
Interest	36

Total investment income	10,086

EXPENSES
Investment management fees (Note 2)	58,802
12b-1fees (Note2)	14,701
Recordkeeping and administrative services (Note 2)	15,041
Accounting fees (Note 2)	12,534
Custody fees	1,858
Transfer agent fees (Note 2)	9,678
Professional fees	20,016
Filing and registration fees (Note 2)	9,328
Trustee fees	1,598
Compliance fees	4,604
Shareholder servicing and reports	4,576
Insurance	1,713
Other	6,991

Total expenses	161,440
Management fee waivers and reimbursed expenses (Note 2)	(39,717)

Net Expenses	121,723

Net investment income (loss)	(111,637)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,143,902)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	13,540

Net realized and unrealized gain (loss) on investments	(1,130,362)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,241,999)

See Notes to Financial Statements

THE PERKINS DISCOVERY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	September 30, 2014	Year ended
	(unaudited)	March 31,2014

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(111,637)	$(214,745)
Net realized gain (loss) on investments	(1,143,902)	1,930,292
Net increase (decrease) in unrealized appreciation (depreciation) of investments	13,540	1,229,416

Increase (decrease) in net assets from operations	(1,241,999)	2,944,963

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	336,173	2,757,838
Shares redeemed	(1,607,187)	(3,592,567)	(1)

Increase (decrease) in net assets from capital stock transactions	(1,271,014)	(834,729)

NET ASSEETS
Increase (decrease) during period	(2,513,013)	2,110,234
Beginning of period	12,601,597	10,491,363

End of period	$10,088,584	$12,601,597

(1)Reflects redemption fees of $698, respectively.

See Notes to Financial Statements

THE PERKINS DISCOVERY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Six months ended
	September 30, 2014		Year Ended March 31,

	(unaudited)		2014		2013	2012	2011		2010

Net asset value, beginning of period	$38.98		$30.23		$25.99	$30.45	$23,85		$13.22

Investment activities
Net investment income (loss)(1)	(0.35)		(0.62)		(0.34)	0.39	(0.39)		(0.33)
Net realized and unrealized gain (loss)
on investments	(3.73)		9.37		4.98	(4.78)	6.97		10.94

Total from investment activities	(4.08)		8.75		4.64	(4.39)	6.58		10.61

Distributions
Net investment income	-		-		(0.40)	(0.08)	-		-
Net realized gain	-		-		-	-	-		-

Total distributions	-		-		(0.40)	(0.08)	-		-

Paid-in capital from redemption fees-	-		-		-	0.01	0.02		0.02

Net asset value, end of period	$34.90		$38.98		$30.23	$25.99	$30.45		$23.85

Total Return	(10.47%	)**	28.94%		18.10%	(14.37% )	27.67%		80.41%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.75%	*	2.83%		3.18%	2.48%	2.29%		2.88%
Expenses, net of waiver (Note2)	2.07%	*	2.00%		2.00%	2.00%	2.00%		2.00%
Net investment income (loss)	(1.90%	)*	(1.81%	)	(1.30% )	1.22%	(1.52%	)	(1.79%	)
Portfolio turnover rate	13.55%	**	23.98%		12.97%	14.00%	22.00%		39.00%
Net assets, end of period (000’s)	$10,089		$12,602		$10,491	$12,272%	$21,586		$14,100

(1) Per share amounts calculated using the average share method.
* Annualized
** Not annualized

See Notes to Financial Statements

THE PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2014 (unaudited)

NOTE 1–SIGNIFICANT ACCOUNTING POLICIES

The Perkins Discovery Fund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. The Fund was established on April 9, 1998 as a series of Professionally Managed Portfolios (“PMP”). On October 26, 2012, the Fund reorganized as a separate series of WFT.

The Fund’s objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The

THE PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2014 (unaudited) (continued)

Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total

Common Stocks	$9,748,700	$-	$-	$9,748,700
Short Term
Investment	156,258	-	-	156,258

	$9,904,958	$-	$-	$9,904,958

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no Level 3 investments held during the six months. During the six months, there were no transfers between Levels 1 and 2.

THE PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2014 (unaudited) (continued)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2012-2014) or expected to be taken in the Fund’s 2015 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended September 30, 2014, there were no such reclassifications.

THE PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2014 (unaudited) (continued)

NOTE 2–INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Perkins Capital Management, Inc. (“Perkins”), the investment advisor to the Fund, provides investment services for an annual fee of 1.00% of average daily net assets of the Fund. For the six months ended September 30, 2014, Perkins earned $58,802 and waived $39,717 in investment management fees.

Perkins has contractually agreed to waive its fees and reimburse the Fund for expenses in amounts that limit the Fund’s total operations expenses of 2.00% of average daily net assets until July 31, 2014 and to 2.25% of average daily net assets through July 31, 2015. Fund operating expenses do not include interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”). Perkins may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Advisor incurred the expense.

The total amount of recoverable reimbursements as of September 30, 2014 was $338,648 and expires as follows:

2015	$73,399
2016	127,426
2017	98,106
2018	39,717

$338,648

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the Advisor as Distribution Coordinator of the Fund. The Plan provides that the Fund may pay a fee to the Advisor at an annual rate of up to 0.25% of average daily net assets of the Fund in consideration for distribution related services. For the six months ended September 30, 2014, there were $14,701 in 12b-1 expenses incurred.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. CSS earned $15,041 in administrative fees for the six months ended September 30, 2014.

THE PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2014 (unaudited) (continued)

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended September 30, 2014, FDCC received no commissions or underwriting fees.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $9,678 for its services for the six months ended September 30, 2014.

Commonwealth Fund Accounting (“CFA”) is the Fund’s accounting agent. CFA earned $12,534 for its services for the six months ended September 30, 2014.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law Group™, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3–INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended September 30, 2014, aggregated $1,481,759 and $1,919,042, respectively.

NOTE 4–DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

THE PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2014 (unaudited) (continued)

During the six months ended September 30, 2014 and the year ended March 31, 2014, no distributions were paid.

As of September 30, 2014, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$(111,637)
Accumulated net realized gain (loss) on investments	(2,004,514)
Net unrealized appreciation (depreciation) of investments	4,204,699

$2,088,548

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of September 30, 2014, the Fund has a capital loss carryforward of $2,004,514 available to offset future capital gains. $860,612 of the loss carryforward expires in 2018 and $1,143,902 can be carried forward indefinitely.

As of September 30, 2014, the cost for Federal income tax purpose was $5,700,259.

Net unrealized appreciation consists of:

Gross unrealized appreciation	$4,788,619
Gross unrealized depreciation	(583,920)

Net unrealized appreciation	$4,204,699

NOTE 5–CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Six months ended
	September 30, 2014		Year ended
	(unaudited)		March 31, 2014

	Shares	Amount	Shares	Amount
Shares sold	9,194	$336,173	81,602	$2,757,838
Shares redeemed	(43,392)	(1,607,187)	(105,429)	(3,592,567)

Net increase (decrease)	(34,198)	$(1,271,014)	(23,827)	$(834,729)

THE PERKINS DISCOVERY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2014 (continued)

NOTE 6–SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and no items require disclosure.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE PERKINS DISCOVERY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2014 and held for the six months ended September 30, 2014.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period* April 1, 2014 through September 30, 2014
Actual	$1,000	$895.33	$9.84
Hypothetical (5% return before expenses)	$1,000	$1,014.65	$10.45

* Expenses are equal to the Fund’s annualized expense ratio of 2.07%, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Advisor:

Perkins Capital Management, Inc.
730 East Lake Street
Wayzata, MN 55391-17694

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent:

For more account information, wire purchase or redemptions, call or write to Perkins Discovery Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 673-0550 Toll Free.

ITEM 2.                     CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                     SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.                     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                     PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                     CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                    EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: December 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: December 3, 2014

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: December 3, 2014

* Print the name and title of each signing officer under his or her signature.